Stockholders Equity (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Number exercisable	9,044,740
Warrant [Member]
Number outstanding	9,044,740	9,044,740
Weighted average remaining life (years)	5 years 11 months 1 day	6 years 2 months 1 day	56 months 4 days
Number exercisable	9,044,740
Warrant [Member] | Minimum [Member]
Exercise Prices	$ 0.10	$ 0.10	$ 0.10
Warrant [Member] | Maximum [Member]
Exercise Prices	0.30	0.30	$ 0.30
Warrant [Member] | 0.10 [Member]
Exercise Prices	$ 0.10	$ 0.10
Number outstanding	7,394,740	7,394,740
Weighted average remaining life (years)	5 years 8 months 2 days	5 years 11 months 1 day
Weighted average exercise price	$ 0.10	$ 0.10
Number exercisable	7,394,740	7,394,740
Weighted Average Exercisable Price	0.10	0.10
Warrant [Member] | 0.15 [Member]
Weighted average remaining life (years)		7 years 1 month 6 days
Warrant [Member] | 0.25 [Member]
Exercise Prices	$ 0.25	$ 0.25
Number outstanding	850,000	850,000
Weighted average remaining life (years)	6 years 11 months 4 days	7 years 2 months 8 days
Weighted average exercise price	$ 0.25	$ 0.25
Number exercisable	850,000	850,000
Weighted Average Exercisable Price	0.25	0.25
Warrant [Member] | 0.30 [Member]
Exercise Prices	$ 0.30	$ 0.30
Number outstanding	500,000	500,000
Weighted average remaining life (years)	7 years 3 months 11 days	7 years 6 months 14 days
Weighted average exercise price	$ 0.30	$ 0.30
Number exercisable	500,000	500,000
Weighted Average Exercisable Price	0.30	0.30
Warrant [Member] | 0.13 [Member]
Weighted average exercise price	$ 0.13	$ 0.13
Number exercisable	9,044,740	9,044,740
Weighted Average Exercisable Price	0.13	0.13
Stock Option [Member]
Weighted average remaining life (years)		6 years 29 days
Stock Option [Member] | 0.10 [Member]
Exercise Prices	$ 0.10	$ 0.10
Number outstanding	4,885,159	4,885,159
Weighted average remaining life (years)	5 years 7 months 13 days	5 years 10 months 14 days
Weighted average exercise price	$ 0.10	$ 0.10
Number exercisable	4,885,159	4,885,159
Weighted Average Exercisable Price	0.10	0.10
Stock Option [Member] | 0.15 [Member]
Exercise Prices	$ 0.15	$ 0.15
Number outstanding	300,000	200,000
Weighted average remaining life (years)	6 years 10 months 6 days	7 years 9 months 7 days
Weighted average exercise price	$ 0.15	$ 0.15
Number exercisable	300,000	200,000
Weighted Average Exercisable Price	0.15	0.15
Stock Option [Member] | 0.30 [Member]
Exercise Prices	$ 0.30	$ 0.30
Number outstanding	700,000	700,000
Weighted average remaining life (years)	7 years 2 months 1 day	7 years 5 months 1 day
Weighted average exercise price	$ 0.30	$ 0.30
Number exercisable	700,000	700,000
Weighted Average Exercisable Price	0.30	0.30